Hod Maden Interest - Summarized Financial Information in Associate Balance Sheet Items (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current Assets	$ 28,144	$ 26,699
Total assets	623,175	588,887
Total liabilities	52,279	5,490
Company's share of net assets of associate	116,585	127,224
Hod Maden Associate [member]
Disclosure of associates [line items]
Current Assets	1,747	668
Non-current Assets	387,620	423,758
Total assets	389,367	424,426
Current Liabilities	751	347
Non-current Liabilities	0	0
Total liabilities	751	347
Net Assets	388,616	424,079
Company's share of net assets of associate	$ 116,585	$ 127,224	$ 177,452